Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income for the year	$ 14,266,000	$ 21,347,000	$ 1,108,000
Adjustments to reconcile net income to net cash generated from operating activities
Depreciation of property and equipment	4,427,000	2,666,000	6,319,000
Amortization of intangible assets	1,101,000	1,086,000	1,129,000
Amortization of operating lease assets	551,000	56,000	1,934,000
Credit loss expenses/(write-back), net and impairment on prepayments	100,000	(844,000)	1,213,000
Loss on disposal of property and equipment	1,000	2,000	31,000
Gain on modification of operating lease	(33,000)
Share - based compensation	9,676,000	8,184,000	6,170,000
Net unrealized investment income from short-term investments	(1,390,000)	(367,000)	(404,000)
Impairment of property and equipment	1,146,000	0	0
Impairment of inventories	0	15,000	429,000
Impairment on long-term investments	0	590,000	0
Net unrealized gains on long-term investments		(437,000)
Investment income on disposal of long-term investments	(24,000)		(42,000)
Interest expense accrued on long-term payables	93,000	93,000	95,000
Deferred income taxes	(428,000)	(382,000)	(178,000)
Deferred government grants		(162,000)	(169,000)
Changes in operating assets and liabilities:
Accounts receivable	(1,997,000)	(5,979,000)	(2,168,000)
Prepayments and other assets	(408,000)	4,111,000	(2,319,000)
Due from/to related parties	(1,665,000)	1,099,000	(8,507,000)
Accounts payable	(598,000)	1,064,000	5,238,000
Inventories	(1,804,000)	851,000	(36,000)
Contract liabilities	(1,954,000)	5,739,000	2,112,000
Income tax payable	904,000	3,434,000	(77,000)
Accrued liabilities and other payables	3,134,000	8,621,000	9,605,000
Lease liabilities	618,000	322,000	(2,003,000)
Net cash generated from operating activities	25,716,000	51,109,000	19,480,000
Cash flows from investing activities
Purchase of short-term investments	(378,162,000)	(517,411,000)	(337,738,000)
Proceeds from collection upon maturities of short-term investments	360,735,000	545,073,000	341,960,000
Purchase of property and equipment (including construction in progress)	(3,992,000)	(14,969,000)	(13,202,000)
Purchase of intangible assets	(499,000)	(8,000)	(84,000)
Purchase of long-term investments	(1,418,000)	(1,000,000)	(3,627,000)
Proceeds from disposal of property and equipment	15,000	6,000	207,000
Proceeds from disposal of long-term investments	22,000		42,000
(Payment)/repayment of loans to employees	(599,000)	67,000	(177,000)
Loan to a related party			(20,000,000)
Net cash (used in)/generated from investing activities	(23,898,000)	11,758,000	(32,619,000)
Cash flows from financing activities
Repurchase of common shares	(4,687,000)	(6,747,000)
Proceeds from bank borrowings	4,254,000	16,656,000	2,196,000
Repayment of bank borrowings	(13,091,000)	(3,344,000)	(2,419,000)
Capital injection from a non-controlling interest shareholder		76,000
Net cash (used in)/generated from financing activities	(13,524,000)	6,641,000	(223,000)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(11,706,000)	69,508,000	(13,362,000)
Effect of exchange rates on cash and cash equivalents, and restricted cash	(2,300,000)	(12,136,000)	2,009,000
Cash and cash equivalents at beginning of the year	177,154,000	123,358,000	137,248,000
Restricted cash at beginning of the year	7,654,000	4,078,000	1,541,000
Cash, cash equivalents and restricted cash at beginning of the year	184,808,000	127,436,000	138,789,000
Cash and cash equivalents at end of the year	170,802,000	177,154,000	123,358,000
Restricted cash at end of year		7,654,000	4,078,000
Cash, cash equivalents and restricted cash at end of the year	170,802,000	184,808,000	127,436,000
Supplemental disclosure of cash flow information
Income tax paid	2,532,000	1,178,000	66,000
Interest paid	1,376,000
Non-cash investing and financing activities
Purchase of property and equipment in form of other payables	148,000	593,000	568,000
Addition of operating lease assets and lease liabilities, net off impact from lease modification	$ 275,000	$ 555,000	$ 10,000